Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity
16.	Equity

Ordinary Shares

The Company is authorized to issue one class of ordinary share. The Company was established under the laws of Cayman Islands (the Cayman law) on February 1, 2023 with authorized share of 500,000,000 ordinary shares of par value US$0.0001 each.

Upon incorporation, 1 ordinary share of US$0.0001 was issued a par.

On March 1, 2023, 99 ordinary shares of US$0.0001 each were issued at par. All these ordinary shares rank pari-passu with the exiting share in all respect.

On April 28, 2023, 650 ordinary shares of US$0.0001 each were issued at par. All these ordinary shares rank pari-passu with the exiting shares in all respect.

On October 12, 2023, in contemplation of Company’s initial public offering, the Company further issued 26,999,250 ordinary shares in aggregate to its shareholders at par value, on a pro rata basis proportional to the shareholders’ existing equity interests (collectively refers as the “Pro Rata Share Issuance”). After the Pro Rata Share Issuance, 27,000,000 Ordinary Shares are issued and outstanding. All these ordinary shares rank pari-passu with the exiting shares in all respect. This Pro Rata Share Issuance has treated as share split.

As of the December 31, 2023, 27,000,000 ordinary shares were issued and outstanding.

On April 18, 2024, the Company closed its initial public offering (the “IPO”) of 2,000,000 ordinary shares, par value $0.0001 per ordinary share at the price of US$4 each, totally US$8,000,000. All these share rank pari-passu with the existing shares in all respect.

On October 14, 2024, the Company closed its public offering (the “IPO”) of 27,000,000 ordinary shares, par value $0.0001 per ordinary share at the price of US$0.40 each, totally US$10,800,000. All these share rank pari-passu with the existing shares in all respect.

As of the December 31, 2024, 56,000,000.00 ordinary shares were issued and outstanding.

The Company is authorized to issue one class of ordinary share.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under the Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive rateably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share rateably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred stock.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to pre-emptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future.